Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2013
New Accounting Pronouncements and Changes In Accounting Principles [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
Note 2 — Recent Accounting Pronouncements

The Company believes the adoption of Accounting Standards Updates issued but not yet adopted will not have a material impact to our results of operations or financial position.